CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents		$ 159,012,092	$ 147,263,466
Accounts receivable, net of allowance for doubtful accounts of $18,195,382 and $16,108,520 as of December 31, 2018 and 2019, respectively		147,637,497	102,697,121
Contract assets		829,723	2,137,107
Marketable securities		3,437,739	2,466,814
Customer deposits		57,174,006	10,671,689
Prepaid expenses and other current assets		5,436,412	8,620,215
Amounts due from related parties		9,673,069	6,694,579
Total current assets		383,200,538	280,550,991
Property and equipment, net		18,108,430	14,058,327
Intangible assets, net		45,580,698	57,401,177
Right-of-use assets	[1]	26,776,095
Investment in affiliates		52,991	62,979
Deferred tax assets, net		49,310,820	62,356,063
Other non-current assets		1,450,406	2,297,489
TOTAL ASSETS		524,479,978	416,727,026
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Leju of $225,700 and $1,034,281 as of December 31, 2018 and 2019, respectively)		1,523,084	803,275
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to Leju of $23,622,869 and $29,839,789 as of December 31, 2018 and 2019, respectively)		32,786,706	30,628,336
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Leju of $25,597,112 and $25,617,526 as of December 31, 2018 and 2019, respectively)		56,690,976	58,029,858
Other tax payable (including other tax payable of the consolidated VIEs without recourse to Leju of $11,730,876 and $19,150,299 as of December 31, 2018 and 2019, respectively)		20,056,387	12,675,205
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to Leju of $3,862,779 and $3,263,567 as of December 31, 2018 and 2019, respectively)		4,406,777	3,477,193
Advances from customers (including advance from customers of the consolidated VIEs without recourse to Leju of $26,576,831 and $33,854,579 as of December 31, 2018 and 2019, respectively)		34,245,744	26,872,685
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to Leju of nil and $5,128,021 as of December 31, 2018 and 2019, respectively)	[1]	5,189,251
Accrued marketing and advertising expenses (including accrued marketing and advertising expenses of the consolidated VIEs without recourse to Leju of $9,439,740 and $46,724,846 as of December 31, 2018 and 2019, respectively)		49,830,475	14,895,973
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Leju of $10,338,171 and $28,394,803 as of December 31, 2018 and 2019, respectively)		32,783,691	12,998,663
Total current liabilities		237,513,091	160,381,188
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to Leju of $275,223 and $89,943 as of December 31, 2018 and 2019, respectively)		11,741,607	14,779,770
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to Leju of nil and $22,795,137 as of December 31, 2018 and 2019, respectively)	[1]	22,866,163
Total liabilities		272,120,861	175,160,958
Commitments and contingencies (Note 15)
Shareholders' Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 135,763,962 and 135,812,719 shares issued and outstanding, as of December 31, 2018 and 2019, respectively		135,813	135,764
Additional paid-in capital		796,191,796	792,626,535
Accumulated deficit		(517,302,805)	(528,824,801)
Accumulated other comprehensive loss		(23,624,206)	(19,848,006)
Total Leju Holdings Limited Shareholders' Equity		255,400,598	244,089,492
Non-controlling interests		(3,041,481)	(2,523,424)
Total equity		252,359,117	241,566,068
TOTAL LIABILITIES AND EQUITY		$ 524,479,978	$ 416,727,026

[1]	Refer to Note 2 for details on the adoption of ASU 2016-02, Leases (Topic 842), which requires lessees to recognize a right-of-use asset and lease liability on their balance sheet for all leases with a term of more than 12 months. The Group adopted this ASU on January 1, 2019 using the modified retrospective approach and the financial statements for the comparative period has not been restated.